Tax - Income statement related/reconciliation of tax rate (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income from continuing operations before taxes (CHF)
Switzerland	SFr 1,770	SFr 2,985	SFr 1,924
Foreign	1,697	1,735	1,448
Income/(loss) before taxes	3,467	4,720	3,372
Current and deferred taxes
Switzerland	163	175	135
Foreign	204	531	426
Current income tax expense	367	706	561
Switzerland	450	171	479
Foreign	(16)	418	321
Deferred income tax expense	434	589	800
Income tax expense	801	1,295	1,361
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	25	13	(28)
Cumulative translation adjustment	0	(4)	(7)
Unrealized gains/(losses) on securities	(6)	7	(5)
Actuarial gains/(losses), Tax	(18)	99	(102)
Net prior service credit/(cost)	(33)	58	(33)
Share-based compensation and treasury shares	(4)	(5)	1
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate	693	1,038	742
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	(62)	(101)	107
of which total foreign tax expense	188	949	747
Changes in tax law and rates	(6)	(28)	(2)
Non-deductible amortization of other intangible assets and goodwill impairment	0	1	3
Other non-deductible expenses	254	371	457
of which non-deductible interest expenses	117	274	325
of which resolution of interest cost deductibility with and between international tax authorities	157
of which non-deductible bank levy costs and other non-deductible compensation expenses	68	56	49
of which non-deductible expenses or non-deductible provision accruals	46		15
of which non-deductible other expenses	23	34	0
of which contingency accrual relating to non-deductible interest expense	(41)	28	92
Additional taxable income	8	7	5
Lower taxed income	(234)	(325)	(190)
of which tax benefit in respect to non-taxable dividend income		45	66
of which tax benefit related non-taxable life insurance income	67	73	48
of which business transfer	(19)	(160)
of which exempt income		14	23
of which concessionary and lower taxed income	67	26	33
of which revaluations of equity investments	79
(Income)/loss taxable to non-controlling interests	18	8	12
Changes in deferred tax valuation allowance	322	116	(106)
Tax deductible impairments of Swiss subsidiary investments	0	0	(65)
Change in recognition of outside basis difference	(9)	4	(32)
(Windfall tax benefits)/shortfall tax charges on share-based compensation	76	39	10
Other	(259)	165	420
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals			26
of which benefit relating to return to accrual adjustments following the close of a tax audit cycle and the impact of the closure of an advanced pricing agreement		(53)
of which tax (benefit)/charge from the impact of prior year adjustments	(82)	(20)	(76)
of which tax benefit from the reduction in own-credit revaluation gains/(losses)	14	(58)	130
of which tax impact of transitional adjustments arising from adoption of new accounting standards	78	123	202
of which tax impact of the US Base Erosion and Anti-abuse Tax (BEAT), for 2020	26
of which tax impact of the US Base Erosion and Anti-abuse Tax (BEAT), for 2019	(180)	165	65
of which change in tax rules	(141)
of which withholding taxes	61
Income tax expense	801	1,295	1,361
Switzerland
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	SFr 1,770	SFr 2,985	SFr 1,924
Reconciliation of taxes computed at the Swiss statutory rate
Swiss statutory rate (as a percent)	20.00%	22.00%	22.00%
Increase/(decrease) in income taxes resulting from:
of which re-assessment of deferred tax assets in Switzerland reflecting changes in forecasted future profitability	SFr 252
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability			SFr 56
Income Tax Reconciliation, Other, Benefit earnings mix from group of Swiss entities	(34)
UK
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance		SFr (157)	(191)
Japan, US, UK [Member]
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance		273
UK and Switzerland
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance	353		85
UK and Hong Kong
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance	(31)
Asia Pacific
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	244	112	78
Bank
Income from continuing operations before taxes (CHF)
Switzerland	2,477	3,259	1,927
Foreign	734	1,134	929
Income/(loss) before taxes	3,211	4,393	2,856
Current and deferred taxes
Switzerland	151	164	126
Foreign	188	518	416
Current income tax expense	339	682	542
Switzerland	367	194	266
Foreign	(9)	422	326
Deferred income tax expense	358	616	592
Income tax expense	697	1,298	1,134
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	25	13	(28)
Cumulative translation adjustment	0	(4)	(7)
Unrealized gains/(losses) on securities	(6)	7	(5)
Actuarial gains/(losses), Tax	(19)	4	7
Net prior service credit/(cost)	1	0	0
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate	642	966	628
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	(64)	(109)	89
of which total foreign tax expense	179	940	742
Changes in tax law and rates	(5)	9	(2)
Non-deductible amortization of other intangible assets and goodwill impairment	0	1	3
Other non-deductible expenses	253	368	455
of which non-deductible interest expenses	117	274	325
of which resolution of interest cost deductibility with and between international tax authorities	157
of which non-deductible bank levy costs and other non-deductible compensation expenses	68	56	49
of which non-deductible expenses or non-deductible provision accruals	46		15
of which non-deductible other expenses	23	34
of which contingency accrual relating to non-deductible interest expense	(41)	28	92
Additional taxable income	8	7	5
Lower taxed income	(221)	(314)	(187)
of which tax benefit in respect to non-taxable dividend income		45	66
of which tax benefit related non-taxable life insurance income	67	73	48
of which business transfer	(19)	(160)
of which exempt income		14	23
of which concessionary and lower taxed income	53	20	33
of which revaluations of equity investments	79
(Income)/loss taxable to non-controlling interests	18	8	10
Changes in deferred tax valuation allowance	281	114	(115)
Tax deductible impairments of Swiss subsidiary investments	0	0	(65)
Change in recognition of outside basis difference	(13)	4	(32)
(Windfall tax benefits)/shortfall tax charges on share-based compensation	75	39	10
Other	(277)	205	335
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals			26
of which benefit relating to return to accrual adjustments following the close of a tax audit cycle and the impact of the closure of an advanced pricing agreement		(53)
of which tax (benefit)/charge from the impact of prior year adjustments	(80)	(20)	(76)
of which tax impact of transitional adjustments arising from adoption of new accounting standards	78	123	202
of which tax impact of the US Base Erosion and Anti-abuse Tax (BEAT), for 2020	26
of which tax impact of the US Base Erosion and Anti-abuse Tax (BEAT), for 2019	(180)	165	65
of which change in tax rules	(141)
of which withholding taxes	61
Income tax expense	697	1,298	1,134
Bank | Switzerland
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	SFr 2,477	SFr 3,259	SFr 1,927
Reconciliation of taxes computed at the Swiss statutory rate
Swiss statutory rate (as a percent)	20.00%	22.00%	22.00%
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance			SFr 76
of which re-assessment of deferred tax assets in Switzerland reflecting changes in forecasted future profitability	SFr 222
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability			56
Income Tax Reconciliation, Other, Benefit earnings mix from group of Swiss entities	(34)
Bank | UK
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance		SFr (158)	(191)
Bank | Japan, US, UK [Member]
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance		272
Bank | UK and Switzerland
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance	312
Bank | UK and Hong Kong
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance	(31)
Bank | Asia Pacific
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	SFr 162	SFr 360	SFr 105